Investments	12 Months Ended
Dec. 31, 2021
Investments

12.	Investments
12.1.	Interest in subsidiaries and associates:

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2021	2020
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")	Brazil	100.00	-
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	66.67	66.67
	James Intermediação S.A. ("James Delivery")	Brazil	100.00	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime") (*)	Brazil	99.05	79.57
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	BCafeterias e Lanchonetes Ltda. ("BCafeterias")(*)	Brazil	-	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito	Almacenes Éxito S.A. ("Éxito")	Colombia	96.57	96.57
	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.59	94.59
	Fideicomiso Lote Girardot	Colombia	96.57	96.57
	Éxito Viajes y Turismo S.A.S.	Colombia	49.25	49.25
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.57	96.57
	Transacciones Energéticas S.A.S	Colombia	96.57	96.57
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.57	96.57
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.57	96.57
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.57	96.57
	Patrimonio Autónomo Iwana (****)	Colombia	49.25	49.25
	Patrimonio Autónomo Viva Malls (****)	Colombia	49.25	49.25
	Patrimonio Autónomo Viva Sincelejo (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Viva Villavicencio (****)	Colombia	25.12	25.12
	Patrimonio Autónomo San Pedro Etapa I (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Centro Comercial (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Viva Laureles (****)	Colombia	39.40	39.40
	Patrimonio Autónomo Viva Palmas (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Centro Comercial Viva (****)	Colombia	44.33	44.33
	Spice investment Mercosur	Uruguay	96.57	96.57
	Larenco S.A.	Uruguay	96.57	96.57
	Geant Inversiones S.A.	Uruguay	96.57	96.57
	Lanin S.A.	Uruguay	96.57	96.57
	5 Hermanos Ltda.	Uruguay	96.57	96.57
	Sumelar S.A.	Uruguay	96.57	96.57
	Gestión Logística S.A. (**)	Uruguay	96.57	-

Supermercados Disco del Uruguay S.A.(***)	Uruguay	60.35	60.35
Maostar S.A. (****)	Uruguay	30.18	30.18
Ameluz S.A.	Uruguay	60.35	60.35
Fandale S.A.	Uruguay	60.35	60.35
Odaler S.A.	Uruguay	60.35	60.35
La Cabaña S.R.L.	Uruguay	60.35	60.35
Ludi S.A.	Uruguay	60.35	60.35
Semin S.A.	Uruguay	60.35	60.35
Randicor S.A.	Uruguay	60.35	60.35
Setara S.A.	Uruguay	60.35	60.35
Hiper Ahorro S.R.L.	Uruguay	60.35	60.35
Ciudad del Ferrol S.C.	Uruguay	59.14	59.14
Mablicor S.A.	Uruguay	30.78	30.78
Tipsel S.A.	Uruguay	96.57	96.57
Tedocan S.A.	Uruguay	96.57	96.57
Vía Artika S. A.	Uruguay	96.57	96.57
Group Disco del Uruguay S.A.	Uruguay	60.35	60.35
Devoto Hermanos S.A.	Uruguay	96.57	96.57
Mercados Devoto S.A.	Uruguay	96.57	96.57
Libertad S.A.	Argentina	96.57	96.57
Onper Investment 2015 S.L	Spain	96.57	96.57
Spice España de Valores Americanos S.L.	Spain	96.57	96.57
Marketplace Internacional Éxito S.L	Spain	96.57	96.57
Gelase S. A.	Belgium	96.57	96.57

(*)	On August 2021, CBD acquired a 19.48% stake from Cheftime's minority shareholders.
(**)	In 2021, Éxito acquired a 96.57% stake in Gestión Logística S.A.
(***)	Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement expired on June 30, 2021 and on August 18, 2021 a new Agreement was signed maintaining Éxito as controllering entity.
(****)	Companies controlled directly or indirectly by the Éxito, controlled through a Shareholders Agreement giving Éxito the majority of the voting powers.

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
			2021	2020
	Companies
	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	33.98	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	23.79	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	25.29	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics	France	28.56	28.56
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie	Tunisia	17.33	17.33
	C Chez Vous	France	28.53	28.56
	Phoenix (*)	France	-	16.99
	C-Shield	France	33.87	33.87
	C-TECHNOLOGY (former C-Payment)	France	33.87	33.87
	CLR (**)	France	28.56	-
	MAAS	France	33.87	33.87
FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	17.88
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	17.88	17.88
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	50.00	50.00
Éxito	Puntos Colombia S.A.S ("Puntos")	Colombia	48.29	48.29
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48.29	48.29
	Cnova N.V (“Cnova Holanda”)	Netherlands	0.18	0.18

(*)	In 2021 the Phoenix was sold. (**) In 2021 CLR was created.

12.2.	Associates

Investments in associates are accounted for under the equity method when Group exercises significant influence, but not control, and (a) it is part of the shareholders’ agreement, appointing certain officers and having voting rights in certain relevant decisions; and (b) it has power to participate in the operational and financial decisions. The Group’s relevant associates are: i) FIC managed by Itaú Unibanco S.A. (“Itaú Unibanco”), ii) Cnova N.V. which holds mainly on e-commerce in France and (iii) Tuya, financial institution invested of Éxito. Associates have no restriction on transfer resources to the company, for example, in the form of dividends.

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2021	2020	2021	2020	2021	2020

Current assets	8,742	6,738	4,110	4,224	5,293	4,728
Non-current assets	35	52	3,732	4,055	156	200
Total assets	8,777	6,790	7,842	8,279	5,449	4,928

Current liabilities	7,401	5,611	6,351	6,766	2,689	1,612
Non-current liabilities	44	22	3,066	2,806	2,039	2,578
Shareholders’ equity	1,332	1,157	(1,575)	(1,293)	721	738
Total liabilities and shareholders’ equity	8,777	6,790	7,842	8,279	5,449	4,928

	FIC			Cnova N.V.				Tuya
Statements of Income:	2021	2020	2019	2021	2020	2019	2021	2020	2019

Revenues	1,034	989	1,207	13,824	13,117	9,689	783	615	698
Operating income	482	555	441	54	207	(24)	35	71	87
Net income (loss) for the year	265	329	263	(313)	(138)	(288)	15	37	(14)

In applying the equity method in FIC, a special goodwill reserve of R$122 recorded by FIC is deducted from its shareholders’ equity, since it represents Itaú Unibanco’s exclusive right, which has 50% interest in FIC.

The investments in Tuya and Cnova N.V. including the goodwill acquired in the business combination (IFRS 3) with Éxito totals R$77 and R$13, respectively (R$71 and R$11 at December 31, 2020).

12.3.	Breakdown of investments and rollfoward:
	FIC Note 1.1	Bellamar Note 1.1	Tuya	Puntos Colombia	Other (*)	Total
Balances at 12.31.2019	289	-	307	2	(375)	223
Share of profit (loss) of associates – continuing operation	118	-	18	9	(47)	98
Dividends and interest on own capital - continuing operation	(37)	-	-	-	-	(37)
Share of other comprehensive income	-	-	79	1	(156)	(76)
Capital increase	-	-	52	-	-	52
Deconsolidation	(370)	-	-	-	-	(370)
Spin off – Sendas	-	196	-	-	-	196
Fair value adjustment	-	573	-	-	-	573
Balances at 12.31.2020	-	769	456	12	(578)	659
Share of profit (loss) of associates – continuing operation	-	47	8	3	(105)	(47)
Dividends and interest on own capital - continuing operation	-	(27)	-	-	-	(27)
Share of other comprehensive income	-	-	(46)	(1)	6	(41)
Capital increase	-	-	21	-	-	21
Balances at 12.31.2021	-	789	439	14	(677)	565

(*)	Includes losses in the investment in associate Cnova N.V. of R$689 on December 31, 2021 (R$591 on December 31, 2020).

12.4.	Sale of investment in Via Varejo:

In June 2019, the Company concluded the sale of its subsidiary Via Varejo, through an auction held at B3 SA - Brasil, Bolsa, Balcão, at a price of R$4.90 Reais per share, totaling R$2,300. The sale of Via Varejo resulted in the recognition of a gain on sale of R$398, net of the effect of income taxes of R$199 (see note 20) and related costs. Such gain was presented in the results of discontinued operations (see note 33).

The Company ceased to exercise corporate control over Via Varejo in June 2019. In the 2nd quarter of 2021, Via Varejo took certain measures and fully replaced the guarantees that had been provided to third parties by GPA in favor of that company, with no further obligations remaining of GPA on this matter. The Operating Agreement previously signed expired in October 2021 and is therefore terminated. Via Varejo still uses the Extra brand for the sale of products sold by it under the Extra Brand Usage License Agreement, which allows Via Varejo to carry out e-commerce activities through the Extra.com domain. With the termination of the Operating Agreement, GPA can also promote electronic commerce in electronics on any platforms.

GPA, together with Sendas, Via Varejo and Itaú Unibanco are partners in Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”). CBD is the holder of a claim against Via Varejo arising from a final and unappealable tax action, the amounts of which are being calculated by a specialized company hired by the parties involved, as well as being responsible, on the other hand, for any supervenience liabilities incurred up to a certain date, if final and unappealable, on behalf of the former Globex, a company that, in the merger process with Casas Bahia SA, had its name changed to Via Varejo and currently renamed to Via.